Revenue from contracts with customers and trade receivables (Details 1) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Details of Deferred revenue
Balance as of April 1		₨ 1,583	₨ 1,567
Revenue recognized during the year		(653)	(1,799)
Milestone payment received during the year		1,766	1,815
Balance as of March 31		2,696	1,583
Current	[1]	260	421
Non-current	[1]	₨ 2,436	₨ 1,162

[1]	Refer to Note 21 (“Revenue from contracts with customers and trade receivables”) of these consolidated financial statements for details of deferred revenue.